Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with non-controlling shareholders of subsidiaries:
Sales	$ 630,201	$ 837,999	$ 426,409
Purchases	348,884	384,447	311,103
Dividends declared	1,000	9,068	25,600
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	155,537	116,894
Accounts payable	42,521	36,327
Other payables, accruals and advance receipts	256,124	271,399
Non-controlling shareholders of subsidiaries
Transactions with non-controlling shareholders of subsidiaries:
Sales	54,532	66,417	47,611
Purchases	288	5,733	7,936
Dividends declared	1,000	9,068	$ 25,600
Distribution service fee	216	369
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	8,084	7,824
Accounts payable	77	27
Other payables, accruals and advance receipts	$ 427	$ 309